Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	£ 3,173	£ 3,009
Exchange differences	82	19	£ 3
Additions	47	32
Share of profit after tax	282	312	309
Disposals	(1)	(3)
Dividends	(4)	(168)
Share of movements in other comprehensive income and equity	(8)	(1)
Step acquisitions	(11)	(7)
Other	(1)	(20)
Transfer	(2)
Cost less provisions, Ending balance	3,557	3,173	3,009
Loans and preference shares invested in associates	82	55
Additional investments in associates subject to performance targets	22	31
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	3,040	2,875
Exchange differences	78	16
Additions	0	0
Share of profit after tax	285	310	305
Disposals	0	0
Dividends	0	(160)
Share of movements in other comprehensive income and equity	(8)	(1)
Step acquisitions	0	0
Other	0	0
Transfer	0
Cost less provisions, Ending balance	3,395	3,040	2,875
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	133	134
Exchange differences	4	3
Additions	47	32
Share of profit after tax	(3)	2
Disposals	(1)	(3)
Dividends	(4)	(8)
Share of movements in other comprehensive income and equity	0	0
Step acquisitions	(11)	(7)
Other	(1)	(20)
Transfer	(2)
Cost less provisions, Ending balance	162	£ 133	£ 134
Advances to associates	20
Decrease in other payables	£ 20